September 2, 2021

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	IndexIQ Active ETF Trust (the “Registrant”)
Registration Nos.: 333-183489 and 811-22739

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1.  The forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 76 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on August 30, 2021 (the “Amendment”); and

2.  The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary